Stock Options and Warrants - Fair Value of the Warrant Liabilities - Additional Information (Detail) - USD ($)				12 Months Ended
	Apr. 14, 2015	Oct. 14, 2014	Jun. 16, 2014	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of warrant liability in excess of proceeds		$ 1,779,000			$ 1,780,000
Fair Value of Warrant Issued		4,831,000		$ 239,000	4,216,000
Change in fair value of warrant liability	$ 388,000		$ 1,271,000	$ 1,980,000	$ 2,405,000
Placement Agent Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Warrant Issued		552,000
Series A Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Warrant Issued		2,299,000
Series B Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Warrant Issued		841,000
Warrant exercise price	$ 11.25
Series C warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Warrant Issued		$ 1,139,000